Group structure - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 10, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 05, 2018
Disclosure of detailed information about business combination [line items]
Noncontrolling interests subscribed					R$ 43,000
Noncontrolling interests redeemed		R$ 2,229	R$ (788)	R$ 45,550
Gain on redemption of noncontrolling interest		R$ 374	R$ 409
Rico Corretora de Ttulos e Valores Mobilirios SA [member]
Disclosure of detailed information about business combination [line items]
Fair value of consideration	R$ 404,727
Fair value trade accounts receivable	1,915
Contingent liability recognized on acquisition	7,921
Acquisition-related costs	690
Contributed revenues				53,942
Contributed net profit				12,125
Consolidated pro-forma revenue				133,411
Consolidated pro-forma net profit				R$ 29,919
Assets acquired, cash	96
Assets acquired, goodwill	R$ 281,702
XP Vista Asset Management Ltda iv [member]
Disclosure of detailed information about business combination [line items]
Fair value of consideration						R$ 10,938
Percentage of shares acquired						99.60%
Assets acquired, cash						R$ 525
Assets acquired, goodwill						R$ 9,799